DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Sensitivity Analysis (Details)	Dec. 31, 2024 shares
Peak Performance | Revenue compound annual growth rate (first 5-years)
Cash Generating Units
Key assumption change	(0.063)
Peak Performance | Revenue compound annual growth rate (second 5-years)
Cash Generating Units
Key assumption change	(0.085)
Peak Performance | Operating profit margin
Cash Generating Units
Key assumption change	(0.020)
Peak Performance | Pre-tax discount rate
Cash Generating Units
Key assumption change	0.016
Winter Sports Equipment | Revenue compound annual growth rate (first 5-years)
Cash Generating Units
Key assumption change	(0.042)
Winter Sports Equipment | Revenue compound annual growth rate (second 5-years)
Cash Generating Units
Key assumption change	(0.079)
Winter Sports Equipment | Operating profit margin
Cash Generating Units
Key assumption change	(0.016)
Winter Sports Equipment | Pre-tax discount rate
Cash Generating Units
Key assumption change	0.012
Ball & Racquet Sports | Revenue compound annual growth rate (first 5-years)
Cash Generating Units
Key assumption change	(0.061)
Ball & Racquet Sports | Revenue compound annual growth rate (second 5-years)
Cash Generating Units
Key assumption change	(0.126)
Ball & Racquet Sports | Operating profit margin
Cash Generating Units
Key assumption change	(0.018)
Ball & Racquet Sports | Pre-tax discount rate
Cash Generating Units
Key assumption change	0.022